Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for uncollectible accounts	$ 44	$ 52
Allowance for obsolescence	546	575
Other Assets
Accumulated amortization on domestic slots and airport operating and gate lease rights	$ 509	$ 489
Stockholders' Equity (Deficit)
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	341,232,637	341,207,797
Treasury shares at cost	5,940,399	5,940,399